Segment Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total assets	$ 13,151.7		$ 13,191.1
Reportable segment results
Revenues	1,537.9	$ 1,626.8
Adjusted EBITDA	165.6	176.9
Reconciliation Of Adjusted EBITDA To Consolidated Loss From Continuing Operations, Net of Income Taxes [Abstract]
Depreciation, depletion and amortization	(147.5)	(157.2)
Asset retirement obligation expenses	(14.2)	(15.6)
Amortization of basis difference related to equity affiliates	(1.4)	(1.2)
Interest expense	(106.6)	(103.3)
Loss on early debt extinguishment	(59.5)	0.0
Interest income	2.5	3.6
Income tax (provision) benefit	(3.0)	52.5
Loss from continuing operations, net of income taxes	(164.4)	(44.3)
U.S. Mining Segment [Member]
Segment Reporting Information [Line Items]
Total assets	4,049.2		4,099.1
Australian Mining [Member]
Segment Reporting Information [Line Items]
Total assets	6,437.7		6,623.9
Powder River Basin Mining [Member]
Reportable segment results
Revenues	508.9	466.3
Adjusted EBITDA	140.0	116.0
Midwestern U.S. Mining [Member]
Reportable segment results
Revenues	275.7	303.0
Adjusted EBITDA	79.0	79.6
Western U.S. Mining [Member]
Reportable segment results
Revenues	180.4	215.7
Adjusted EBITDA	52.5	59.0
Australian Metallurgical Mining [Member]
Reportable segment results
Revenues	333.3	331.4
Adjusted EBITDA	13.6	(68.3)
Australian Thermal Mining [Member]
Reportable segment results
Revenues	214.9	280.4
Adjusted EBITDA	48.3	89.3
Trading and Brokerage [Member]
Segment Reporting Information [Line Items]
Total assets	262.3		300.7
Reportable segment results
Revenues	16.7	21.0
Adjusted EBITDA	3.8	(1.9)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total assets	2,402.5		$ 2,167.4
Reportable segment results
Revenues	8.0	9.0
Adjusted EBITDA	(171.6)	(96.8)
Middlemount Mine [Member]
Reconciliation Of Adjusted EBITDA To Consolidated Loss From Continuing Operations, Net of Income Taxes [Abstract]
Change in deferred tax asset valuation allowance related to equity affiliates	$ (0.3)	$ 0.0